Stock-based compensation (Tables)	12 Months Ended
Mar. 31, 2014
Disclosure Of Compensation Related Costs Sharebased Payments [Abstract]
Schedule of Stock Options

A summary of the status of the Company’s stock options at March 31, 2014, 2013 and 2012 and changes during the year ended on those dates is as follows.

	Options Outstanding
	Number of options	Weighted-average exercise price per option	Average remaining contractual life in years	Aggregate intrinsic value
Balance at March 31, 2011	1,416,000	$16.24	4.37	$152
Granted	2,172,828	5.54	—
Exercised	—	—	—
Forfeited	(588,171)	13.06	—

Balance at March 31, 2012	3,000,657	$9.11	3.97	$—
Granted	1,172,000	1.50	—
Exercised	—	—	—
Forfeited	(1,084,462)	7.39	—

Balance at March 31, 2013	3,088,195	$6.86	3.42	$37
Granted	1,128,980	2.12	—
Exercised	(13,375)	1.62	—
Forfeited	(742,460)	8.85	—

Balance at March 31, 2014	3,461,340	$4.91	2.77	$5,901

Vested or expected to vest as of March 31, 2014	3,180,374	$5.09	2.75	$5,268
Exercisable at March 31, 2014	945,715	$8.10	2.28	$887

Schedule of Weighted Average Fair Value of Stock Options Granted

The weighted-average fair value of the stock options granted was calculated using the BSM option-pricing model with the following assumptions.

	Year ended March 31,
	2014	2013	2012
Weighted average fair value of options granted	$0.94	$0.72	$2.00
Risk-free interest rate	0.70%	0.54%	0.60% - 1.43%
Volatility	61.51%	63.00%	45.00%
Expected life in years	3.5	4.0	4.0
Expected dividend yield	0.00%	0.00%	0.00%

Schedule of Deferred Share Units

A summary of the status of the Company’s DSUs at March 31, 2014, 2013 and 2012 and changes during the years then ended is as follows.

	Year ended March 31,
	2014	2013	2012
	Number of DSUs
Balance at beginning of year	60,000	30,000	—
Granted	63,750	30,000	30,000
Exercised	(20,000)	—	—
Forfeited	—	—	—

Balance at end of year	103,750	60,000	30,000

Schedule of Restricted Share Units

A summary of the status of the Company’s RSUs at March 31, 2014, 2013 and 2012 and changes during the years then ended is as follows.

	Year ended March 31,
	2014	2013	2012
	Number of RSUs
Balance at beginning of year	1,919,461	595,075	—
Granted	5,100,000	2,680,000	655,100
Exercised	(617,729)	(140,313)	—
Forfeited	(1,158,760)	(1,215,301)	(60,025)

Balance at end of year	5,242,972	1,919,461	595,075